Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Note 11 - Shareholders' Equity

Share based compensation

A.
On July 21, 2004, the Board resolved, subject to shareholders’ approval that was given on December 30, 2004, to adopt the Share Option Plan (2004) (the "2004 Plan"). Option grants to employees under the 2004 Plan, including terms of vesting and the exercise price, are subject to the Board of Directors' approval. Option grants to directors and certain other officers are generally subject to the approvals of the Compensation Committee as well as Board of Directors, and grants to directors or a CEO will also generally have to be approved by the Shareholders. The term of the options shall not exceed 10 years from the date that the option was granted.

The 2004 Plan initially covered up to 282,750 options and subsequent to an amendment by the board in 2007 it covered up to 582,750 options.   In August 2012, the Board of Directors increased the number of the ordinary shares available for issuance under the 2004 Plan by an additional 500,000. All options are at a conversion rate of 1:1.

On October 21, 2013 the Board resolved to adopt the Global Share Incentive Plan (2013) (the "2013 Plan") and to reserve up to 500,000 ordinary shares for issuance under the 2013 Plan to employees, directors, officers and consultants of the Company or of any subsidiary or affiliate of the Company. Grants under the 2013 Plan, whether as options, restricted stock units, restricted stock or other equity based awards, including their terms, are subject to the Board of Directors' approval. Grants to directors and certain other officers are generally subject to the approvals of the Compensation Committee as well as Board of Directors, and grants to directors or a CEO (and under certain circumstances certain other officers) will also have to be approved by the Shareholders.

B.
Options or RSUs granted to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards of options, or the ordinary shares issued upon their exercise, must be deposited with a trustee for at least two years following the date of grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares. Capital gains on awards granted under the plans are subjected to tax of 25% to be paid by the employee, and the Company is not entitled to a tax deduction. Gains which are not capital gains on awards under the plans are subjected to regular tax rates on individuals, and the Company is entitled to a tax deduction for such gains.

C.	During 2014 and 2015, the Company granted 74,000 and 8,000 RSUs respectively to certain of its directors, employees and consultants under the 2013 Plan. In relation to those grants:

1.	The vesting period of the RSUs ranges between 2 to 3 years from the date of grant.

2.	The fair value of RSUs is estimated based on the market value of the Company’s stock on the date of grant, less an estimate of dividends that will not accrue to RSUs holders prior to vesting.

3.	The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, with the following assumptions:

	2014	2015
Expected dividend yield	2.06%	3.22%
Termination rate	4.35%	0%

D.	On July 28, 2015, the Company granted, in the aggregate, 89,907 options to certain of its directors and employees under the 2013 Plan. In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 26.91 and the Option expiration date was the earlier to occur of: (a) July 28, 2023; and (b) the closing price of the shares falling below US$ 13.46 at any time after the date of grant. The options vest and become exercisable on the second anniversary of the date of grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	2.08%
Expected dividend yield	2.09%
Average expected volatility (b)	53.01%
Termination rate	9%
Suboptimal rate (c)	3.4%

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

E.	The following table summarizes information regarding stock options as at December 31, 2015:

	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

15.28	129,044	4.7	129,044	4.7

26.91	85,657	7.6	-	-

	214,701		129,044

The aggregate intrinsic value of options outstanding as of December 31, 2014 and 2015 is US$ 3,825 thousand and US$ 2,229 thousand, respectively.
The aggregate intrinsic value of options exercisable as of December 31, 2014 and 2015 is US$ 1,556 thousand and US$ 1,938 thousand, respectively.
The total intrinsic value of options exercised during the year ended December 31, 2014 and 2015, is US$ 2,400 thousand and US$ 1,785 thousand, respectively.
The intrinsic value of the options at the date of grant is zero.

F.	The stock option activity under the abovementioned plans is as follows:

			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2013	413,087

Exercised	(132,587)	14.28	6.61
Forfeited	(7,750)	15.28	6.54

Balance at December 31, 2013	272,750

Exercised	(78,620)	17.19	7.70
Forfeited	(2,000)	15.28	6.54

Balance at December 31, 2014	192,130

Granted	89,907	26.91	10.04
Exercised	(61,711)	15.28	6.54
Forfeited	(5,625)	24.07	9.19

Balance at December 31, 2015	214,701
Exercisable at December 31, 2015	129,044

G.	The Restricted Share Units activity under the abovementioned plans is as follows:

		Weighted
	Number of	average
	Restricted	grant date
	Share Units	fair value
	US$	US$

Balance at January 1, 2014	-

Granted	74,000	46.07

Balance at December 31, 2014	74,000

Granted	8,000	29.09
Vested	(4,000)	46.07

Balance at December 31, 2015	78,000

The aggregate intrinsic value of RSUs outstanding as of December 31, 2014 and December 31, 2015 is US$ 2,604 thousand and US$ 2,363 thousand, respectively.
The aggregate intrinsic value of RSUs vested as of December 31, 2015 is US$ 117 thousand.

H.            During 2013, 2014 and 2015, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:

	Year ended December 31
	2013	2014	2015
	US$ thousands	US$ thousands	US$ thousands

Cost of sales	103	124	150
Research and development costs	193	340	455
Selling and marketing expenses	177	366	502
General and administrative expenses	195	436	806

	668	1,266	1,913

As of December 31, 2015, there were US$ 1,553 thousand of unrecognized compensation costs related to outstanding stock options and RSUs to be recognized over a weighted average period of 1.34 years.